INCOME TAX (Details 3) (Unremitted earnings of foreign subsidiaries) In Millions, unless otherwise specified	Dec. 31, 2013 USD ($)	Dec. 31, 2013 RUB
INCOME TAX
Cumulative amount of unremitted earnings upon which dividend withholding taxes have not been provided	$ 1,091.0	35,708.0
Unrecognized deferred tax liability	$ 54.5	1,785.0